Pro Forma Earnings (Loss) per share (Tables)	6 Months Ended
Jun. 30, 2023
Pro Forma Earnings (Loss) per share
Schedule of pro forma earnings (loss) per share

	Three months ended	Six months ended
	June 30, 2023	June 30, 2023

	amounts in thousands
Net earnings (loss)	$(28,913)	(86,889)
Less: Unrealized gains (losses) on intergroup interests	(49,409)	(62,786)
Unaudited pro forma net earnings (loss)	$20,496	(24,103)